FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Amount Contractually Payable On Debt Securities Held At Fair Value Through Profit Or Loss	£ 15,435	£ 14,224
Difference Between The Balance Sheet Carrying Value And Amount Contractually Payable On Debt Securities Held At Fair Value Through Profit Or Loss	8,350	6,412
Increase (decrease) in fair value measurement, liabilities	(386)
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (533)	£ 52